Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 6,029,067	$ 5,475,158
Government grant receivable		134,025
Prepaid expenses	199,116	166,221
Total current assets	6,228,183	5,775,404
Property and equipment, net	12,186	45,573
Deposits	8,888	10,511
Total assets	6,249,257	5,831,488
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	263,934	105,933
Accrued expenses and other liabilities	569,867	193,028
Total current liabilities	833,801	298,961
Accrued expenses and other liabilities, non-current	9,518	14,748
Warrants liability, at fair value	1,645,240
Total liabilities	2,488,559	313,709
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized: none issued and outstanding at December 31, 2011 and 2010
Common stock, $0.001 par value, 100,000,000 shares authorized; 24,701,420 shares and 19,394,737 shares issued and outstanding at December 31, 2011 and 2010, respectively	24,701	19,395
Additional paid-in capital	41,838,614	37,209,939
Deficit accumulated during the development stage	(38,102,617)	(31,711,555)
Total stockholders' equity	3,760,698	5,517,779
Total liabilities and stockholders' equity	$ 6,249,257	$ 5,831,488